CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Profit (Loss) for the year	$ 20,174,599	$ (3,908,904)	$ (3,820,622)
Adjustments to reconcile profit to net cash flows
Income tax	(1,068,652)	17,972,534	14,351,170
Financial results	35,078,018	25,806,296	27,852,340
Depreciation of property, plant and equipment	4,833,274	3,769,005	3,048,539
Amortization of intangible assets	10,991,433	4,161,392	2,388,982
Depreciation of leased assets	3,565,894	1,257,538	827,320
Transactional expenses	4,183,916	971,539	2,022,918
Share-based incentive and stock options	3,415,108	1,430,745	1,655,135
Share of profit or loss of joint ventures and associates	(1,198,628)	(1,144,418)	(997,429)
Loss of participation in joint ventures and associates	133,079
Provisions for contingencies	221,008	292,732	158,818
Allowance for impairment of trade debtors	1,327,385	1,598,042	560,931
Allowance for obsolescence	1,066,777	849,641	579,832
Initial recognition and changes in the fair value of biological assets	(610,554)	(6,388,030)	(2,826,255)
Changes in the net realizable value of agricultural products after harvest	4,351,433	42,523
Gain or loss on sale of equipment and intangible assets	(74,593)	(1,944,308)	733,042
Working capital adjustments
Trade receivables	(56,867,123)	(24,971,064)	1,986,982
Other receivables	(11,475,717)	(7,298,822)	(8,330,278)
Income and minimum presumed income taxes payable	(16,154,083)	6,469,983	5,814,425
Inventories and biological assets	(11,066,489)	(55,311,365)	(34,503,283)
Trade and other payables	(4,501,398)	53,477,330	(5,831,743)
Employee benefits and social security	1,258,673	3,003,793	(693,125)
Deferred revenue and advances from customers	13,322,769	(373,584)	2,412,315
Income taxes paid	(4,072,347)	(7,059,177)	(1,837,775)
Government grants		(784)	(2,821)
Interest collected	5,378,413	5,628,962	2,979,889
Inflation effects on working capital adjustments	376,597	(35,846,973)	(14,735,250)
Net cash flows generated (used) by operating activities	2,588,792	(17,515,374)	(6,205,943)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	137,357	2,046,771	309,810
Investment in joint ventures and associates			(101,883)
Net cash received from business combination	4,373,265		355,804
Net loans granted to shareholders and other related parties		(421,691)
Proceeds from financial assets	1,316,980	12,331,390	9,324,335
Investment in financial assets	(8,990,083)	(2,055,878)	(4,275,099)
Purchase of property, plant and equipment	(11,360,469)	(3,458,790)	(2,805,825)
Capitalized development expenditures	(10,753,047)	(5,149,684)	(3,906,630)
Purchase of intangible assets	(449,673)	(389,039)	(7,210,630)
Net cash flows (used) generated by investing activities	(25,725,670)	2,903,079	(8,310,118)
FINANCING ACTIVITIES
Proceeds from borrowings	79,817,888	140,431,184	143,499,367
Repayment of borrowings and financed payments	(16,744,956)	(110,625,272)	(113,100,031)
Interest payments	(18,046,961)	(13,009,834)	(12,923,746)
Decrease in bank overdrafts and other short-term borrowings		(32,838)	(3,442,491)
Other financial proceeds or payments, net	(4,767,378)	(180,538)	(1,415,034)
Acquisition of non-controlling interest in subsidiaries		(724,429)
Purchase of own shares	(2,996,947)		(3,500,020)
Leased assets payments	(3,855,517)	(1,034,764)	(728,964)
Warrants tender offer payments			(1,030,952)
Cash dividend distributed by subsidiary	(452,129)
Net cash flows generated by financing activities	32,954,000	14,823,509	7,358,129
Net increase in cash and cash equivalents	9,817,122	211,214	(7,157,932)
Inflation effects on cash and cash equivalents	(101,767)	(9,624,750)	(5,584,156)
Cash and cash equivalents as of beginning of the year	33,475,266	36,046,113	42,522,861
Effect of exchange rate changes on cash and equivalents	4,938,573	6,842,689	6,265,340
Cash and cash equivalents as of the end of the year	$ 48,129,194	$ 33,475,266	$ 36,046,113